COMMITMENTS AND CONTINGENCIES (Details 3)	0 Months Ended	12 Months Ended	1 Months Ended		3 Months Ended	0 Months Ended									0 Months Ended
	Nov. 19, 2012 California allegations item	Dec. 31, 2012 California allegations USD ($)	Aug. 31, 2010 Kaidi Vs Ambow Shida and Ambow Online CNY	Dec. 31, 2012 Trade secret misappropriation USD ($)	Oct. 21, 2013 Subsequent Event item	Feb. 18, 2013 Subsequent Event California allegations item	Mar. 10, 2014 Subsequent Event Trade secret misappropriation item	Jun. 18, 2014 Subsequent Event Breach of contract USD ($)	Dec. 12, 2013 Subsequent Event Breach of contract USD ($)	Oct. 21, 2013 Subsequent Event Breach of contract USD ($)	Oct. 21, 2013 Subsequent Event Breach of contract CNY	Jun. 07, 2013 Subsequent Event Breach of contract USD ($)	Jun. 07, 2013 Subsequent Event Breach of contract CNY	Jun. 12, 2014 Subsequent Event Breach of contract USD ($)	Jun. 07, 2013 Subsequent Event Invoices for pre-paid licensing fees USD ($)	Jun. 07, 2013 Subsequent Event Invoices for pre-paid licensing fees CNY	Mar. 10, 2014 Subsequent Event Scenario forecast Trade secret misappropriation USD ($)	Mar. 10, 2014 Subsequent Event Scenario forecast Trade secret misappropriation CNY	Jun. 18, 2014 Subsequent Event Scenario forecast Breach of contract HKD
Contingencies
Damage amount sought by plaintiff			11,000,000							$ 2,000,000	12,460,000	$ 2,500,000	15,575,000		$ 2,000,000	12,460,000
Settlement amount paid								600,000
Settlement interest amount														107,000
Settlement costs																			388,000
Settlement amount		1,500,000							600,000								130,000	817,000
Settlement liability				$ 100,000
Number of installments							2
Number of claims filed					2
Number of cases consolidated	2
Number of defendants						8